Segment Reporting	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting.
The Company operates in one reportable segment, musculoskeletal products, which includes the designing, manufacturing and marketing of large joint reconstructive; sports, extremities and trauma (“S.E.T.”); spine and bone healing; dental; and other products. Other products consist primarily of microfixation products, autologous therapies, general instruments and operating room supplies. The Company operates in various geographies. These geographic markets are comprised of the United States, Europe and International. Major markets included in the International geographic market are Canada, South America, Mexico and the Asia Pacific region.
Net sales by product category for the three and nine months ended February 28, 2013 and February 29, 2012 were as follows:

	Nine Months Ended
(in millions)	February 28, 2013	February 29, 2012(1)
Net sales by product:
Large Joint Reconstructive	$1,261.1	$1,259.2
S.E.T.	440.9	263.4
Spine & Bone Healing	224.3	224.9
Dental	188.5	198.5
Other	154.2	152.6
Total	$2,269.0	$2,098.6
 ______________________

(1)	Certain amounts have been adjusted to conform to the current presentation. The current presentation aligns with how the Company presently manages and markets its products.
Net sales by geography for the three and nine months ended February 28, 2013 and February 29, 2012 were as follows:

	Nine Months Ended
(in millions)	February 28, 2013	February 29, 2012
Net sales by geography:
United States	$1,395.9	$1,273.8
Europe	521.5	520.3
International(1)	351.6	304.5
Total	$2,269.0	$2,098.6
 _____________________

(1)	International primarily includes Canada, South America, Mexico and the Asia Pacific region.
Long-term assets by geography as of February 28, 2013 and May 31, 2012 were as follows:

(in millions)	February 28, 2013	May 31, 2012
Long-term assets (1) by geography:
United States	$6,388.2	$6,817.5
Europe	893.3	722.7
International	987.8	1,098.2
Total	$8,269.3	$8,638.4
 _____________________

(1)	Defined as property, plant and equipment, intangibles and goodwill.

Segment Reporting.
The Company operates in one reportable segment, musculoskeletal products, which includes the designing, manufacturing and marketing of large joint reconstructive; sports, extremities and trauma (“S.E.T.”); spine & bone healing; dental and other products. Other products consist primarily of microfixation products, autologous therapies, general instruments and operating room supplies. The Company operates in various geographies. These geographic markets are comprised of the United States, Europe and International. Major markets included in the International geographic market are Canada, South America, Mexico and the Asia Pacific region.
Net sales by product category for the years ended May 31, 2012, 2011 and 2010 were as follows:

(in millions)	Year Ended May 31, 2012	Year Ended May 31, 2011(1)	Year Ended May 31, 2010(1)
Net sales by product:
Large Joint Reconstructive	$1,698.8	$1,630.6	$1,615.7
Sports, Extremities, Trauma (S.E.T.)	354.4	312.3	283.7
Spine & Bone Healing	314.0	327.4	345.3
Dental	267.7	269.5	265.2
Other	203.2	192.4	188.1
Total	$2,838.1	$2,732.2	$2,698.0

(1)
New product categories were adopted in order to more closely represent the way the Company reports sales and markets products. Certain amounts have been reclassified to conform to the current presentation.

Net sales by geography for the years ended May 31, 2012, 2011 and 2010 were as follows:

(in millions)	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010(1)
Net sales by geography:
United States	$1,713.3	$1,659.2	$1,644.1
Europe	702.7	697.8	724.5
International(2)	422.1	375.2	329.4
Total	$2,838.1	$2,732.2	$2,698.0

(1)
Certain amounts have been adjusted to conform to the current presentation. Specifically, International net sales increased, and Europe net sales decreased, $4.3 million for the year ended May 31, 2010. The current presentation aligns with how the Company presently manages and markets its products.

(2)	International primarily includes Canada, South America, Mexico and the Asia Pacific region.
Long-term assets by geography as of May 31, 2012 and 2011 were as follows:

(in millions)	May 31, 2012	May 31, 2011
Long-term assets (1) by geography:
United States	$6,817.5	$7,199.7
Europe	722.7	1,233.7
International	1,098.2	1,209.5
Total	$8,638.4	$9,642.9

(1)	Defined as property, plant and equipment, intangibles and goodwill.